Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
Unaudited consolidated pro forma financial information
The following table presents unaudited consolidated pro forma financial information as if the closing of the Tempus Resorts Acquisition and PMR Acquisition had occurred on January 1, 2011 for purposes of the financial information presented for the years ended December 31, 2012 and 2011 (in thousands). The impact of Aegean Blue Acquisition is excluded from the following table as the pro forma financial information reflecting the Aegean Blue Acquisition is not required pursuant to Rule 11-01 of Regulation S-X under the Securities Act of 1933, as amended, because the acquisition was below the significance thresholds set forth in such rule, and management does not believe that such financial information would be material to investors. Further, given that the Aegean Blue Acquisition is so far below the significance thresholds of such rule, and that the Company views the acquired operations of Aegean Blue Holdings Plc, from a financial perspective as otherwise immaterial, the Company believes that the inclusion of pro forma financial information reflecting the Aegean Blue Acquisition would not provide any material benefit to readers of this report.

	2012	2011
Revenue	$546,019	$458,086
Net loss	$(22,779)	$(30,398)

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aegean Blue Acquisition
On October 5, 2012, the Company completed the Aegean Blue Acquisition through AB Acquisition Company, Ltd, a wholly-owned special-purpose subsidiary of Diamond Resorts (Group Holdings) Plc, and acquired all of the issued and outstanding shares of Aegean Blue Holdings Plc. Pursuant to the Aegean Blue Acquisition, AB Acquisition Company, Ltd acquired certain resort management agreements, unsold VOIs and the rights to recover and resell such interests, portfolio of consumer loans and certain real property and other assets for approximately $6.5 million in cash, assumption of specified liability related to the acquired assets and a contingent liability associated with an earn-out clause. Tempus Acquisition LLC, the parent entity of Aegean Blue Acquisition, LLC, borrowed $6.6 million under the term loan portion of Tempus Acquisition Loan to fund the Aegean Blue Acquisition. See Note 15—Borrowings for further detail on this borrowing.
This acquisition is accounted for under the purchase method in accordance with ASC 805. As of December 31, 2012, the acquisition was recorded based on a preliminary appraisal; accordingly, provisional amounts have been assigned to the assets acquired and liabilities assumed. Changes to the provisional amounts may be material. The Company expects to make all changes to provisional amounts within one year of the acquisition date.
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Aegean Blue Holdings Plc at the acquisition date based on the preliminary appraisal (in thousands). The Company recorded $0.1 million in gain on bargain purchase from business combinations in accordance with ASC 805.

Based on Preliminary Appraisal
Consideration:
Cash	$6,543
Earn-out Liability	3,336
Fair value of total consideration transferred	$9,879

Recognized amounts of identifiable assets acquired and liabilities assumed as of October 5, 2012:
Cash and cash equivalents	$2,072
Cash in escrow and restricted cash	1,925
Mortgages and contracts receivable	4,070
Other receivables, net	55
Prepaid expenses and other assets	947
Unsold Vacation Interests	3,450
Property and equipment	388
Intangible assets	5,901
Total assets	18,808
Liabilities assumed	8,840
Total identifiable net assets	$9,968
Gain on bargain purchase from business combination	$89

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal
Management Contracts	15	$4,123
Customer Lists	3	1,778
Total acquired intangible assets		$5,901
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Pacific Monarch Resorts, Inc. at the acquisition date based on the appraisals as of May 21, 2012 and December 31, 2012 (in thousands).

	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Consideration:
Cash	$51,635	$—	$51,635
Fair value of total consideration transferred	$51,635	$—	$51,635

Recognized amounts of identifiable assets acquired and liabilities assumed as of May 21, 2012:
Prepaid expenses and other assets	$315	$25	$340
Due from related parties, net	2,067	—	2,067
Other receivables, net	2,916	(47)	2,869
Mortgages and contracts receivable	1,677	(13)	1,664
Unsold Vacation Interests	36,221	(5,783)	30,438
Property and equipment	1,408	(675)	733
Intangible assets	45,100	3,833	48,933
Total assets	89,704	(2,660)	87,044
Deferred tax liability	13,453	(443)	13,010
Liabilities assumed	1,736	11	1,747
Total identifiable net assets	$74,515	$(2,228)	$72,287
Gain on bargain purchase from business combination	$22,880	$(2,228)	$20,652

The Company accounted for this acquisition under the purchase method in accordance with ASC 805, “Business Combinations” (“ASC 805”). As of August 31, 2010, the acquisition was recorded based on a preliminary appraisal. During the twelve-month period ended August 31, 2011, adjustments were recorded to the respective accounts to reflect the values included in the final appraisal. The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary and final appraisals (in thousands):

	Based on Preliminary Appraisal as of August 31, 2010	Adjustments Recorded During the Twelve Months Ended August 31, 2011	Based on Final Appraisal as of August 31, 2011
Consideration:
Cash	$30,722	$—	$30,722
Fair value of total consideration transferred	$30,722	$—	$30,722

Recognized amounts of identifiable assets and liabilities assumed as of August 31, 2010:
Cash in escrow and restricted cash	$54	$—	$54
Mortgages and contracts receivable	9,802	(1,660)	8,142
Prepaid expenses and other assets	365	(31)	334
Unsold vacation interests	10,100	—	10,100
Property and equipment	5,705	1,679	7,384
Intangible assets	8,850	(100)	8,750
Total assets	34,876	(112)	34,764
Liabilities assumed	4,154	(112)	4,042
Total identifiable net assets	$30,722	$—	$30,722

The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary appraisal and the final appraisal (in thousands).

	Based on Preliminary Appraisal as of July 1, 2011	Adjustments Recorded During the Twelve Months Ended June 30, 2012	Based on Final Appraisal As of June 30, 2012
Consideration:
Cash	$104,915	$—	$104,915
Fair value of total consideration transferred	$104,915	$—	$104,915

Recognized amounts of identifiable assets and liabilities assumed as of July 1, 2011:
Cash and cash equivalents acquired	$2,517	$(2)	$2,515
Cash in escrow and restricted cash	2,912	(12)	2,900
Prepaid expenses and other assets	1,423	(101)	1,322
Due from related parties, net	4	—	4
Other receivables, net	2,444	(257)	2,187
Mortgages and contracts receivable, net (a)	70,496	(10,589)	59,907
Unsold Vacation Interests	22,745	380	23,125
Property and equipment	19,544	(3,980)	15,564
Intangible assets	24,889	3,919	28,808
Total assets	146,974	(10,642)	136,332
Deferred tax liability	—	8,567	8,567
Liabilities assumed	7,876	776	8,652
Total identifiable net assets	$139,098	$(19,985)	$119,113
Gain on bargain purchase from business combination	$34,183	$(19,985)	$14,198

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired PMR intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Management Contracts	15	$38,300	$—	$38,300
Customer Lists	3	6,800	—	6,800
Other	10	—	3,833	3,833
Total acquired intangible assets		$45,100	$3,833	$48,933

Acquired Tempus intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of July 1, 2011	Adjustments Recorded During the Twelve Months Ended June 30, 2012	Based on Final Appraisal as of June 30, 2012
Management Contract	15	$14,110	$2,120	$16,230
Amenity Fee Agreements	17.5	8,709	999	9,708
Member relationships	3	2,070	800	2,870
Total acquired intangible assets		$24,889	$3,919	$28,808

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Pacific Monarch Resorts, Inc. at the acquisition date based on the appraisals as of May 21, 2012 and December 31, 2012 (in thousands).

	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Consideration:
Cash	$51,635	$—	$51,635
Fair value of total consideration transferred	$51,635	$—	$51,635

Recognized amounts of identifiable assets acquired and liabilities assumed as of May 21, 2012:
Prepaid expenses and other assets	$315	$25	$340
Due from related parties, net	2,067	—	2,067
Other receivables, net	2,916	(47)	2,869
Mortgages and contracts receivable	1,677	(13)	1,664
Unsold Vacation Interests	36,221	(5,783)	30,438
Property and equipment	1,408	(675)	733
Intangible assets	45,100	3,833	48,933
Total assets	89,704	(2,660)	87,044
Deferred tax liability	13,453	(443)	13,010
Liabilities assumed	1,736	11	1,747
Total identifiable net assets	$74,515	$(2,228)	$72,287
Gain on bargain purchase from business combination	$22,880	$(2,228)	$20,652

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
Acquired intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of August 31, 2010	Adjustments Recorded During the Twelve Months Ended August 31, 2011	Based on Final Appraisal as of August 31, 2011
Member relationships	10	$1,100	$(100)	$1,000
Management contracts	5	7,120	—	7,120
Trade name	5	600	—	600
Domain name	5	30	—	30
Total acquired intangible assets		$8,850	$(100)	$8,750

Acquired PMR intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Management Contracts	15	$38,300	$—	$38,300
Customer Lists	3	6,800	—	6,800
Other	10	—	3,833	3,833
Total acquired intangible assets		$45,100	$3,833	$48,933